Property and equipment (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment
Carrying amount	$ 22,159,470	$ 15,558,716	$ 0
Acquired in a business combination	12,254,204
Ending Balance, December 31, 2020	23,047,265
Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	3,622,067
Disposals	(122,134)
Ending Balance, December 31, 2020	3,499,933
Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	5,313,218
Balance, December 31, 2020	0
Additions	9,760,359
Disposals	(780,583)
Ending Balance, December 31, 2020	26,547,198
Leasehold improvements [Member]
Property, Plant and Equipment
Carrying amount	12,120,910		0
Leasehold improvements [Member] | Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	1,760,781
Disposals	(19,934)
Ending Balance, December 31, 2020	1,740,847
Leasehold improvements [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	4,509,125
Balance, December 31, 2020	0
Acquired in the Qualifying Transaction	7,776,866
Additions	1,903,466
Disposals	(327,700)
Ending Balance, December 31, 2020	13,861,757
Production equipment [Member]
Property, Plant and Equipment
Carrying amount	2,372,543		0
Production equipment [Member] | Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	1,251,920
Disposals	(101,550)
Ending Balance, December 31, 2020	1,150,370
Production equipment [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	207,756
Balance, December 31, 2020	0
Acquired in the Qualifying Transaction	3,053,047
Additions	630,589
Disposals	(368,479)
Ending Balance, December 31, 2020	3,522,913
Building [Member]
Property, Plant and Equipment
Carrying amount	6,467,623		0
Building [Member] | Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	81,866
Disposals	0
Ending Balance, December 31, 2020	81,866
Building [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	0
Balance, December 31, 2020	0
Acquired in the Qualifying Transaction	0
Additions	6,549,489
Disposals	0
Ending Balance, December 31, 2020	6,549,489
Furniture and Fixtures [Member]
Property, Plant and Equipment
Carrying amount	661,382		0
Furniture and Fixtures [Member] | Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	198,127
Disposals	(650)
Ending Balance, December 31, 2020	197,477
Furniture and Fixtures [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	355,564
Balance, December 31, 2020	0
Acquired in the Qualifying Transaction	436,963
Additions	119,227
Disposals	(52,895)
Ending Balance, December 31, 2020	858,859
Vehicles [Member]
Property, Plant and Equipment
Carrying amount	573,261		0
Vehicles [Member] | Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	115,919
Disposals	0
Ending Balance, December 31, 2020	115,919
Vehicles [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	117,996
Balance, December 31, 2020	0
Acquired in the Qualifying Transaction	372,774
Additions	198,410
Disposals	0
Ending Balance, December 31, 2020	689,180
Office Equipment [Member]
Property, Plant and Equipment
Carrying amount	851,546		$ 0
Office Equipment [Member] | Depreciation [Member]
Property, Plant and Equipment
Balance, December 31, 2020	0
Additions	213,454
Disposals	0
Ending Balance, December 31, 2020	213,454
Office Equipment [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment
Acquired in a business combination	122,777
Balance, December 31, 2020	0
Acquired in the Qualifying Transaction	614,554
Additions	359,178
Disposals	(31,509)
Ending Balance, December 31, 2020	$ 1,065,000